INVENTORIES - Impairments of Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of inventories [Line Items]
Recorded impairments of inventories	$ 3,007	$ 2,013	$ 964
Inventories recognized in cost of sales	836,600	771,224	646,702
Manufacturing facility closures, restructuring and other related charges
Disclosure of inventories [Line Items]
Recorded impairments of inventories	634	1,297	338
Reversal of impairments of inventories	(504)	0	(175)
Cost of sales
Disclosure of inventories [Line Items]
Recorded impairments of inventories	$ 2,877	$ 716	$ 801